Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies 1 [Abstract]
Schedule of Subsidiaries	All current subsidiaries are domiciled within the United States and conduct business activities solely within the United States.

	Voting percentage at December 31, through the holdings in
	2024		2023		2022
Subsidiary	Common	Preferred	Common	Preferred	Common	Preferred
Subsidiary operating companies
Gallop Oncology, Inc. (Indirectly Held through PureTech LYT) [2,5]	100.0	—	N/A	N/A	N/A	N/A
Entrega, Inc. (indirectly held through Enlight)[2]	—	77.3	—	77.3	—	77.3
PureTech LYT, Inc. (formerly Ariya Therapeutics, Inc.)[2]	—	100.0	—	100.0	—	100.0
PureTech LYT 100, Inc.[2]	—	100.0	—	100.0	—	100.0
PureTech Management, Inc.[3]	100.0	—	100.0	—	100.0	—
PureTech Health LLC[3]	100.0	—	100.0	—	100.0	—
Deconsolidated former subsidiary operating companies
Sonde Health, Inc.[2,4,6]	—	40.2	—	40.2	—	40.2
Akili Interactive Labs, Inc.[2,6,8]	—	—	14.6	—	14.7	—
Gelesis, Inc.[1,2]	—	—	—	—	22.8	—
Seaport Therapeutics, Inc.2, [4,5,6]	0.8	42.1	N/A	N/A	N/A	N/A
SPTX, Inc. (held Indirectly through Seaport)[2,4,5,6]	0.8	42.1	N/A	N/A	N/A	N/A
Karuna Therapeutics, Inc.[2,6,8]	—	—	2.3	—	3.1	—
Vedanta Biosciences, Inc.[2,4,6]	—	46.9	—	47.0	—	47.0
Vedanta Biosciences Securities Corp. (indirectly held through Vedanta)[2,4,6]	—	46.9	—	47.0	—	47.0
Vor Biopharma Inc.[2,6]	2.1	—	3.9	—	4.1	—
Nontrading holding companies
Endra Holdings, LLC (held indirectly through Enlight)[2]	86.0	—	86.0	—	86.0	—
Ensof Holdings, LLC (held indirectly through Enlight)[2,7]	—	—	86.0	—	86.0	—
PureTech Securities Corp.[2]	100.0	—	100.0	—	100.0	—
PureTech Securities II Corp.[2]	100.0	—	100.0	—	100.0	—
Inactive subsidiaries
Alivio Therapeutics, Inc.[2]	—	100.0	—	100.0	—	100.0
Appeering, Inc.[2,7]	—	—	—	100.0	—	100.0
Commense Inc.[2,7]	—	—	—	99.1	—	99.1
Enlight Biosciences, LLC[2]	86.0	—	86.0	—	86.0	—
Ensof Biosystems, Inc. (held indirectly through Enlight)[2,7]	—	—	57.7	28.3	57.7	28.3
Follica, LLC [2]	28.7	56.7	28.7	56.7	28.7	56.7
Knode Inc. (indirectly held through Enlight)[2,7]	—	—	—	86.0	—	86.0
Libra Biosciences, Inc.[2,7]	—	—	—	100.0	—	100.0
Mandara Sciences, LLC[2,7]	—	—	98.3	—	98.3	—
Tal Medical, LLC.[2,7]	—	—	—	100.0	—	100.0
1    On October 30, 2023, Gelesis ceased operations and filed a voluntary petition for relief under the United States bankruptcy code. See Note 6. Investments in Associates for details.
2    Registered address is Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801, USA.
3    Registered address is 2711 Centerville Rd., Suite 400, Wilmington, DE 19808, USA.
4    On October 18, 2024, the Group lost control over Seaport. On March 1, 2023, the Group lost control over Vedanta. On May 25, 2022, the Group lost control over Sonde. Seaport, Vedanta and Sonde were deconsolidated from the Group’s financial statements, resulting in only the profits and losses generated by these entities through the deconsolidation date being included in the Group’s Consolidated Statement of Comprehensive Income/(Loss). See Notes 8. Gain/(loss) on Deconsolidation of Subsidiary, Notes 5. Investments Held at Fair Value and 6. Investments in Associates for further details about the accounting for the investments in these entities subsequent to deconsolidation.
5    In January 2024, the Group launched two new Founded Entities (Seaport Therapeutics and Gallop Oncology) to advance certain programs from the Wholly-Owned Programs segment.
6    See Notes 5. Investments Held at Fair Value for additional discussion on the Group's investment held in Seaport, Vedanta, Sonde, Akili, Karuna and Vor during 2024.
7    Inactive subsidiary dissolved in November 2024.
8 The Group's investments in Akili and Karuna were disposed of in 2024.
Schedule of Estimated Useful Life of Assets	Depreciation is calculated using the straight-line method over the estimated useful life of the related asset:

Laboratory and manufacturing equipment	2-8 years
Furniture and fixtures	7 years
Computer equipment and software	1-5 years
Leasehold improvements	5-10 years, or the remaining term of the lease, if shorter